Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Total revenue	$ 280,678	$ 259,171	$ 213,243
Costs and expenses:
Acquisition-related costs		78	21,198
Selling, general, and administrative	100,346	67,452	87,429
Depreciation and amortization	252,354	107,950	26,324
Change in fair value of Bitcoin	(184,734)
Change in fair value of derivative asset	(6,721)	(71,418)	(12,112)
Power curtailment credits	(71,215)	(27,345)	(6,514)
Change in fair value of contingent consideration		(159)	975
Realized gain on sale of Bitcoin		(30,346)	(253)
Loss (gain) on sale/exchange of equipment	5,336	(16,281)
Casualty-related charges (recoveries), net	(5,974)	9,688
Impairment of Bitcoin		147,365	43,973
Impairment of goodwill		335,648
Impairment of miners		55,544
Total costs and expenses	343,725	771,872	243,113
Operating income (loss)	(63,047)	(512,701)	(29,870)
Other income (expense):
Interest income (expense)	8,222	454	(296)
Realized loss on sale of marketable equity securities		(8,996)
Realized gain on sale/exchange of long-term investment			26,260
Unrealized gain (loss) on marketable equity securities			(13,655)
Other income (expense)	260	(59)	2,378
Total other income (expense)	8,482	(8,601)	14,687
Net income (loss) before taxes	(54,565)	(521,302)	(15,183)
Current income tax benefit (expense)	48	(789)	(254)
Deferred income tax benefit (expense)	5,045	12,538
Total income tax benefit (expense)	5,093	11,749	(254)
Net income (loss)	$ (49,472)	$ (509,553)	$ (15,437)
Basic net income (loss) per share (in Dollars per share)	$ (0.28)	$ (3.65)	$ (0.17)
Diluted net income (loss) per share (in Dollars per share)	$ (0.28)	$ (3.65)	$ (0.17)
Basic weighted average number of shares outstanding (in Shares)	175,026,051	139,433,901	93,452,764
Diluted weighted average number of shares outstanding (in Shares)	175,026,051	139,433,901	93,452,764
Bitcoin Mining
Revenue:
Total revenue	$ 188,996	$ 156,870	$ 184,422
Costs and expenses:
Cost of revenues	96,597	74,335	45,513
Engineering
Revenue:
Total revenue	64,303	65,342	4,178
Costs and expenses:
Cost of revenues	60,614	57,455	3,582
Other
Revenue:
Total revenue	27,379	36,959	24,643
Costs and expenses:
Cost of revenues	$ 97,122	$ 61,906	$ 32,998